Form N-1A Supplement	Sep. 17, 2026
Roundhill S&P 500 No Dividend Target ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Rule 497(e)

File No. 333-273052

Roundhill ETF Trust

(the “Trust”)

Roundhill S&P 500® No Dividend Target ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information

Dated May 1, 2026

September 17, 2026

IMPORTANT NOTICE REGARDING A CHANGE IN THE FUND’S NAME

The Board of Trustees of the Trust considered and approved a change to the name of the Fund. Effective on or about October 1, 2026 (the "Effective Date"), the Fund’s name will change to the “Roundhill S&P 500® Accumulating ETF.” The change will not impact the Fund’s investment objective or investment strategies, and the Fund’s ticker will not change. All references to “Roundhill S&P 500® No Dividend Target ETF” in the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information are deleted in their entirety and replaced with “Roundhill S&P 500® Accumulating ETF” as of the Effective Date.

Additionally, the following risk factor will be added to the section entitled “Principal Risks” in the Summary Prospectus and Prospectus and the section entitled “Additional Risks of Investing in the Fund” in the Prospectus as of the Effective Date:

“EX-DIVIDEND TAX RISK. The Fund’s strategy in part is to dispose of stock prior to the day the stock becomes ex-dividend. The Internal Revenue Code explicitly provides that a RIC that holds stock on a record date includes the dividend in gross income on the later of the ex-dividend date or the date the stock is acquired.

If the Fund was determined to be entitled to dividends that it had not reported as income, the Fund is likely to have failed to make the necessary distributions to maintain its RIC status. The Internal Revenue Code permits a RIC in such a situation to make a deficiency dividend (and pay an interest charge) to maintain its RIC status. Shareholders would generally report a deficiency dividend in the year received. If such a determination of dividend income is made and the Fund does not declare a deficiency dividend, it may owe corporate income taxes and, potentially, interest and penalties.”

Please Keep this Supplement for Future Reference